CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Statement of Stockholders' Equity [Abstract]
Net issuance costs	$ 44,995
Accumulated other comprehensive income (loss)	$ 9,804